Related Party Transactions	12 Months Ended
Dec. 31, 2012
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

NOTE K – RELATED PARTY TRANSACTIONS

Consulting Agreement

During 2012 and 2011, Steven Jones, a director of the Company, earned $207,500 and $198,334, respectively, for various consulting work performed in connection with his duties as Executive Vice President of Finance. Mr. Jones is Chairman of the Compliance Committee. Mr. Jones also earned $80,000 and $55,000 in corporate bonuses related to his consulting work in 2012 and 2011.

On May 3, 2010, the Company entered into a consulting agreement (the “Consulting Agreement”) with Steven Jones (the “Consultant” or “Mr. Jones”) whereby Mr. Jones would continue to provide consulting services to the Company in the capacity of Executive Vice President of Finance. The Consulting Agreement has an initial term from May 3, 2010 through April 30, 2013, which initial term automatically renews for additional one year periods unless either party provides notice of termination at least three months prior to the expiration of the initial term or any renewal term. In addition, the Company has the right to terminate the Consulting Agreement by giving written notice to the Consultant the year prior to the effective date of termination. The Consultant has the right to terminate the Consulting Agreement by giving written notice to the Company three months prior to the proposed termination date, provided, however, the Consultant is required to provide an additional three months of transition services to the Company upon reasonable request by the Company. The Consulting Agreement specifies an annual base retainer compensation of $180,000 per year, which was subsequently increased to $210,000 per year in April 2012. Mr. Jones annual compensation was increased to $250,000 on January 1, 2013. Mr. Jones is also eligible to receive an annual cash bonus based on the achievement of certain performance metrics with a target of 30% of his base retainer. Such bonus is eligible to be increased to up to 150% of the target bonus in any fiscal year in which he meets certain performance thresholds established by the CEO of the Company and approved by the Board of Directors. The Company also agreed that it would issue to the Consultant a warrant to purchase 450,000 shares of the Company’s common stock, which vest according to the passage of time and upon the Company meeting certain performance milestones.

Gulf Pointe Capital Lease Agreement

On September 30, 2008, we entered into a master lease agreement (the “Master Lease”) with Gulf Pointe Capital, LLC (“Gulf Pointe”) which provided for $130,000 of lease financing after it was determined that the lease facility with Leasing Technologies, Inc. would not allow for the leasing of certain used and other types of equipment. Three members of our Board of Directors at the time we entered into the Master Lease, Steven Jones, Peter Petersen and Marvin Jaffe, were affiliated with Gulf Pointe and recused themselves from both sides of all negotiations concerning this transaction. The terms under this lease are consistent with the terms of our other lease arrangements and provided for the sale/leaseback of approximately $130,000 of used laboratory equipment. The lease had a 30 month term and called for monthly payments of $5,155. In consideration for entering into the Master Lease, the Company issued 32,475 common stock warrants to Gulf Pointe with an exercise price of $1.08 and a five year term. The warrants were valued at approximately $11,000 using the Black-Scholes option pricing model. This first lease schedule under the master lease agreement was completed in July 2012, and the Company elected to exercise its end of lease option to purchase the equipment for $16,887.

On February 9, 2009, we amended our Master Lease with Gulf Pointe to increase the maximum size of the facility to $250,000 and entered into a second schedule under the Master Lease for the sale/leaseback of approximately $118,000 of used laboratory equipment. This second lease had a 30 month term at the same lease rate factor per month as the first lease, which equates to monthly payments of $4,690. As part of this amendment, we terminated the original warrant agreement dated September 30, 2009 and replaced it with a new warrant to purchase 83,333 shares of our common stock. Such new warrants have a five year term, an exercise price of $0.75 per share and the same vesting schedule as the original warrants. The replacement warrants were valued using the Black-Scholes option pricing model and the value did not materially differ from the valuation of the original warrants they replaced. This second lease schedule was completed in December 2012, and the Company elected to exercise its end of lease option to purchase the equipment for $13,039.